OTHER NON-OPERATING INCOME/(LOSS), NET	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER NON-OPERATING INCOME/(LOSS), NET
18. OTHER
NON-OPERATING
INCOME/(LOSS), NET

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
(Loss)/gain on disposal of long-term investments and subsidiaries (Note 9)	—	(1,610)	112,354
Others	8,497	—	555

Total other non-operating income/(loss)	8,497	(1,610)	112,909